Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

ORI 401(k) SAVINGS AND PROFIT SHARING PLAN
FORM 5500-ANNUAL RETURN/REPORT OF EMPLOYEE BENEFIT PLAN
SCHEDULE H, LINE 4i-SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025
EIN: 36-2678171 PLAN NUMBER-002

		(c)
		DESCRIPTION OF INVESTMENT INCLUDING MATURITY DATE, RATE
		OF INTEREST, COLLATERAL, SHARES, PAR OR MATURITY VALUE
	(b)		RATE OF		SHARES, PAR,			(e)
	IDENTITY OF ISSUE, BORROWER,	MATURITY	INTEREST		OR MATURITY		(d)	CURRENT
(a)	LESSOR, OR SIMILAR PARTY	DATE	DIVIDENDS	COLLATERAL	VALUE		COST	VALUE

MUTUAL FUNDS:
	BALANCED FUNDS:
	PIMCO REALPATH BLEND 2030 INSTITUTIONAL	N/A	VARIABLE	N/A	9,053,646	sh	#	$130,644,118
	PIMCO REALPATH BLEND 2035 INSTITUTIONAL	N/A	VARIABLE	N/A	8,464,069	sh	#	133,816,928
	PIMCO REALPATH BLEND 2040 INSTITUTIONAL	N/A	VARIABLE	N/A	5,359,528	sh	#	91,540,742
	PIMCO REALPATH BLEND 2045 INSTITUTIONAL	N/A	VARIABLE	N/A	4,467,230	sh	#	80,588,837
	PIMCO REALPATH BLEND 2050 INSTITUTIONAL	N/A	VARIABLE	N/A	3,216,578	sh	#	59,957,009
	PIMCO REALPATH BLEND 2055 INSTITUTIONAL	N/A	VARIABLE	N/A	1,981,675	sh	#	38,067,975
	PIMCO REALPATH BLEND 2060 INSTITUTIONAL	N/A	VARIABLE	N/A	1,509,718	sh	#	22,947,718
	PIMCO REALPATH BLEND 2065 INSTITUTIONAL	N/A	VARIABLE	N/A	323,899	sh	#	4,952,417
	PIMCO REALPATH BLEND INCOME INSTITUTIONAL	N/A	VARIABLE	N/A	11,168,625	sh	#	137,820,834
	VANGUARD WELLINGTON FUND	N/A	VARIABLE	N/A	736,796	sh	#	56,873,284
	EQUITY FUNDS:
*	FIDELITY MID-CAP STOCK K	N/A	VARIABLE	N/A	2,377,005	sh	#	41,359,886
	INVESCO SMALL CAP EQUITY R6	N/A	VARIABLE	N/A	196,835	sh	#	3,602,075
	BLACKROCK SUSTAINABLE ADG LG CP CR K	N/A	VARIABLE	N/A	206,314	sh	#	4,875,201
	FIXED INCOME FUNDS:
*	FIDELITY MONEY MARKET GOVT PORTFOLIO	N/A	VARIABLE	N/A	71,052,113	sh	A	71,052,113
	VICTORY CORE PLUS INTERMEDIATE BOND R6	N/A	VARIABLE	N/A	3,684,481	sh	#	34,339,364
	GROWTH FUND:
	VANGUARD INTERNATIONAL GROWTH FUND	N/A	VARIABLE	N/A	409,010	sh	#	46,623,018
	VANGUARD GROWTH INDEX INSTITUTIONAL	N/A	VARIABLE	N/A	633,540	sh	#	159,113,510
	INDEX FUNDS:
*	FIDELITY 500 INDEX	N/A	VARIABLE	N/A	1,014,723	sh	#	241,220,006
*	VANGUARD REAL EST INDEX ADM	N/A	VARIABLE	N/A	30,088	sh	#	3,772,711
*	VANGUARD SHORT-TERM BOND INDEX IS	N/A	VARIABLE	N/A	2,612,678	sh	#	27,015,096
*	VANGUARD TOTAL BOND MARKET INDEX INSTITUTIONAL	N/A	VARIABLE	N/A	2,214,477	sh	#	21,635,439
	VANGUARD TOTAL INTERNATIONAL STOCK INDEX IS	N/A	VARIABLE	N/A	143,575	sh	#	23,272,105
	FIDELITY MID CAP INDEX FUND	N/A	VARIABLE	N/A	1,544,559	sh	#	57,040,576
	FIDELITY SMALL CAP GROWTH INDEX FUND	N/A	VARIABLE	N/A	1,168,854	sh	#	36,409,792
	FIDELITY SMALL CAP VALUE INDEX FUND	N/A	VARIABLE	N/A	46,175	sh	#	1,302,128
	VANGUARD VALUE INDEX FUND INSTITUTIONAL SHARES	N/A	VARIABLE	N/A	991,350	sh	#	73,865,525
	BLACKROCK RUSSELL 2000 INDEX FUND CLASS R	N/A	VARIABLE	N/A	5,908	sh	#	1,788,110
	TOTAL							$1,605,496,517

ORI 401(k) SAVINGS AND PROFIT SHARING PLAN
FORM 5500-ANNUAL RETURN/REPORT OF EMPLOYEE BENEFIT PLAN
SCHEDULE H, LINE 4i-SCHEDULE OF ASSETS (HELD AT END OF YEAR)
December 31, 2025
EIN: 36-2678171 PLAN NUMBER-002

		(c)
		DESCRIPTION OF INVESTMENT INCLUDING MATURITY DATE, RATE
		OF INTEREST, COLLATERAL, SHARES, PAR OR MATURITY VALUE
	(b)		RATE OF		SHARES, PAR,			(e)
	IDENTITY OF ISSUE, BORROWER,	MATURITY	INTEREST		OR MATURITY		(d)	CURRENT
(a)	LESSOR, OR SIMILAR PARTY	DATE	DIVIDENDS	COLLATERAL	VALUE		COST	VALUE

EMPLOYER SECURITIES:
*	OLD REPUBLIC INTERNATIONAL
	CORPORATION COMMON STOCK:
	PARTICIPANT DIRECTED	N/A	N/A	N/A	1,039,458	sh	$22,694,723	$47,440,841
	NON-PARTICIPANT DIRECTED	N/A	N/A	N/A	13,364,681	sh	320,307,441	609,964,046
	UNALLOCATED	N/A	N/A	N/A	2,750,858	sh	40,073,908	125,549,159
	TOTAL				17,154,997	sh	$383,076,072	$782,954,046

SHORT-TERM INVESTMENTS		N/A	N/A	N/A	9,411,471	sh	$9,411,471	$9,411,471

* PARTICIPANTS LOANS RECEIVABLE		Interest rates range from 3.25% to 8.50% maturing through 2037					$—	$15,859,379

	TOTAL INVESTMENTS HELD							$2,413,721,413

Note:
*	Parties in interest.
#	Participant directed funds.
A	Includes Non-Participant directed funds (5,427,794 shares with a cost and current value of $5,427,794).